Consolidated Statements of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Other equity	Treasury Shares Reserve	Foreign Currency Translation Reserve	Other Reserves	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2021	SFr 49,272,952	SFr 283,981,361		SFr (11,703,279)	SFr (657,525)	SFr 25,095,393	SFr (329,057,802)	SFr 16,931,100
Net profit / (loss) for the year							(20,804,213)	(20,804,213)	[1]
Other comprehensive (loss) / income for the year					(345)	1,270,132		1,269,787
Total comprehensive income / (loss) for the year					(345)	1,270,132	(20,804,213)	(19,534,426)
Reduction of the nominal value	(64,620,223)		SFr 64,620,223
Issue of treasury shares	16,326,365			(16,326,365)
Exercise ESOP & ESC (treasury shares IFRS 2)	174,389			(174,389)
Cost of treasury shares issuance		(288,131)						(288,131)
Sales under shelf-registration		(3,275,107)		4,500,000				1,224,893
Related costs of sales shelf-registration		(114,754)						(114,754)
Sale of pre-funded warrants						2,841,270		2,841,270
Cost of pre-funded warrants sold						(301,841)		(301,841)
Exercise of pre-funded warrants		(8,792,756)		15,978,570		(7,160,573)		25,241
Value of warrants and pre-funded warrants		(999,789)				999,789
Value of share-based services						3,682,073		3,682,073
Movement in treasury shares:
Net sales / (purchases) under liquidity agreement		(105,433)		91,452				(13,981)
Sales agency agreement		(890,294)		1,355,248				464,954
Costs under sale agency agreement		(3,487)						(3,487)
Ending balance at Dec. 31, 2022	1,153,483	269,511,610	64,620,223	(6,278,763)	(657,870)	26,426,243	(349,862,015)	4,912,911
Net profit / (loss) for the year							(10,556,227)	(10,556,227)	[1]
Other comprehensive (loss) / income for the year					(2,000)	(506,167)		(508,167)
Total comprehensive income / (loss) for the year					(2,000)	(506,167)	(10,556,227)	(11,064,394)
Issue of treasury shares	329,000			(329,000)
Exercise ESOP & ESC (treasury shares IFRS 2)	125,272			(125,272)
Cost of treasury shares issuance		(30,804)						(30,804)
Sales under shelf-registration		(920,069)		2,079,828				1,159,759
Related costs of sales shelf-registration		(36,747)						(36,747)
Sale of pre-funded warrants						3,382,259		3,382,259
Cost of pre-funded warrants sold						(136,327)		(136,327)
Exercise of pre-funded warrants	235,790	3,046,123				(3,245,932)		35,981
Costs of pre-funded warrants exercised		(53,445)						(53,445)
Value of warrants and pre-funded warrants		(2,760,143)				2,760,143
Value of share-based services						1,794,467		1,794,467
Movement in treasury shares:
Net sales / (purchases) under liquidity agreement		(817)		(1,504)				(2,321)
Sales agency agreement		(2,552,071)		3,745,145				1,193,074
Costs under sale agency agreement		(8,948)						(8,948)
Ending balance at Dec. 31, 2023	1,843,545	266,194,689	64,620,223	(909,566)	(659,870)	30,474,686	(360,418,242)	1,145,465
Net profit / (loss) for the year							7,055,787	7,055,787
Other comprehensive (loss) / income for the year					985	(413,838)		(412,853)
Total comprehensive income / (loss) for the year					985	(413,838)	7,055,787	6,642,934
Cost of treasury shares issuance		(7,037)						(7,037)
Costs of pre-funded warrants exercised		(4,259)						(4,259)
Value of share-based services						1,661,033		1,661,033
Movement in treasury shares:
Net sales / (purchases) under liquidity agreement		(3,709)		9,351				5,642
Sales agency agreement		204,750		30,507				235,257
Costs under sale agency agreement		(1,764)						(1,764)
Ending balance at Dec. 31, 2024	SFr 1,843,545	SFr 266,382,670	SFr 64,620,223	SFr (869,708)	SFr (658,885)	SFr 31,721,881	SFr (353,362,455)	SFr 9,677,271

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented